Taxation on Ordinary Activities - Additional Information (Details) £ in Millions	1 Months Ended		12 Months Ended					24 Months Ended
	Jul. 31, 2021 GBP (£)	Nov. 30, 2016 CLASSACTION	Dec. 31, 2023 GBP (£) CorporateGroup	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2015 GBP (£) payment	Dec. 31, 2014 GBP (£)	Dec. 31, 2023 GBP (£)
Income Tax Disclosure [Line Items]
Interest related to adjusting tax payables				£ 36	£ 31
Corporation tax rate			23.50%	19.00%	19.00%
Adjusting items in tax			£ (73)	£ (27)	£ (91)
Tax on adjusting items			(5,415)	(176)	(119)
Non-controlling interests' share of the adjusting items net of tax			1	5	6
Perpetual hybrid bonds
Income Tax Disclosure [Line Items]
Tax relief on issuance cost and coupon incurred			14	11	5
Adjusting items which have been adjusted within net finance costs
Income Tax Disclosure [Line Items]
Interest related to adjusting tax payables			£ 71	36	31
Interest on tax payables including FIIGLO
Income Tax Disclosure [Line Items]
Number of corporate groups in FII GLO | CorporateGroup			17
Litigation settlement amount ordered by court							£ 1,200
Number of hearings to be appealed | CLASSACTION		2
Litigation settlement amount, applying judgement	£ 300
Litigation settlement amount received						£ 1,224
Number of payments | payment						2
Tax on litigation settlement						£ 261
Tax rate on litigation settlement						45.00%
Litigation settlement amount received after tax			£ 900			£ 963
Interim repayment made on litigation settlement								£ 50
Interest on tax payables including FIIGLO | Adjusting items which have been adjusted within net finance costs
Income Tax Disclosure [Line Items]
Interest related to adjusting tax payables			£ 60	£ 33	£ 20